INVESTMENT IN EQUITY SECURITIES (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Proceeds from issuance or sale of equity				$ 10,075,002
Realized loss			$ (179,805)
QX Resources Limited [Member]
Investment Owned, Balance, Shares	10,000,000	13,949,579		10,000,000
Equity Method Investment, Ownership Percentage	6.00%	1.26%		6.00%
Investments	$ 1,600,000	$ 200,000		$ 1,600,000
Description of Net Investment Hedge Activity	This investment in the ordinary shares of IRIS Metals allows the Company to explore strategic partnership with, or investment in, IRIS Metals, including without limitation, a commercial off take arrangement for battery grade lithium production, financing or other investments in IRIS Metals or its affiliates. No formal off take agreement has been executed as at December 31, 2025. Further no material expenses have been incurred towards due diligence during the year ended December 31, 2025.	This investment in the ordinary shares of QXR has been made for strategic purposes and specifically with an intention to gain access for conducting feasibility studies for the production of lithium products from the lithium brine surface anomaly identified over the 102 square-kilometer Liberty Lithium Brine Project in SaltFire Flat, California, for which QXR has a binding option to purchase agreement and operating agreement to earn a 75% interest from IGL (“the Earn-in Venture”). The Company is not a direct party to the Earn-in Venture and accordingly has no direct or indirect economic or controlling interest either in the Project or in any of the associated rights originating from the Earn-in Venture held by QXR.
Initial recognition fair value	$ 34,707		37,374	34,707
Principal investment gain (loss)			2,665	183,849
IRIS Metal Limited [Member]
Initial recognition fair value	$ 1,461,715			1,461,715
Principal investment gain (loss)			711,655	$ 138,285
Proceeds from issuance or sale of equity			570,255
Realized loss			179,805
Cost of shares sold			$ 750,060